--------------------------------------------------------------------------------
CREDIT SUISSE WARBURG PINCUS FUNDS     [LOGO]




INSTITUTIONAL SHARES




FOCUS FUND
LONG-SHORT MARKET NEUTRAL FUND
MUNICIPAL BOND FUND




                      February 28, 2001   SEMIANNUAL REPORT
                                   (Unaudited)

More complete information about the Funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. Institutional shareholders may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Shares, P.O. Box 8500, Boston, MA 02266-8500.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at
466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Warburg Pincus
Funds are advised by Credit Suisse Asset Management, LLC.
--------------------------------------------------------------------------------

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 28, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE INSTITUTIONAL FUNDS IS THE NAME UNDER WHICH THE INSTITUTIONAL CLASS OF SHARES OF CERTAIN CREDIT SUISSE WARBURG PINCUS FUNDS ARE OFFERED.

--------------------------------------------------------------------------------
                     CREDIT SUISSE WARBURG PINCUS FOCUS FUND
                           PORTFOLIO MANAGER'S LETTER


                                                                 March 19, 2001

Dear Shareholders:

We are writing to report on the results of the Credit Suisse Warburg Pincus Focus Fund(1) (the "Fund") for the fiscal half-year ended February 28, 2001.

At February 28, 2001, the net asset value ("NAV") of the Fund's institutional shares was $15.04, compared to an NAV of $19.25 at August 31, 2000. As a result, the institutional shares' total return was -15.85% (assuming the reinvestment of distributions totaling $1.31 per share). By comparison, the Standard & Poor's 500 Index(2) returned -17.84% during the same period.

The Fund outperformed its S&P 500 benchmark due to a combination of relatively effective industry weightings and stock selection. We were most successful in this regard in the consumer staples, basic materials and capital goods sectors.

- We meaningfully overweighted consumer staples companies compared to the S&P 500. Our research concluded that they offered an attractive mix of fairly stable operating characteristics in a climate of decelerating macroeconomic growth, along with attractive valuations. After stagnating for several quarters in 1999 and 2000 as information-based "New Economy" stocks surged, consumer staples stocks revived on the back of improving fundamentals and industry consolidation activity. The Fund held a few such names that performed especially well.

- A similar story applied to our exposure to basic materials companies.

- In capital goods, we focused on major aircraft producers whose shares benefited from new contracts and ongoing cost-cutting initiatives.

The most negative contributions to overall performance in the fiscal half-year came from our positioning in technology, financial services and health care. We had maintained below-benchmark exposure to technology for much of 2000 due to valuation concerns. Following several pre-announcements of earnings disappointments in the calendar fourth quarter, many tech stocks pulled back to levels that reflected more realistic earnings expectations. We thus began to selectively add to the sector and are now overweighting it for the first time in a year. While we may be early in this positioning, we believe that technology will still be one of the market's areas of fastest growth going forward.

We underweighted financial services stocks relative to the benchmark, based on their vulnerability to the slowing economy. While this sector was bolstered by speculation surrounding merger-and-acquisition activity, we viewed it as having weak fundamentals and deteriorating credit quality.

As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

Sincerely yours,





D. Susan Everly, Director
Credit Suisse Asset Management, LLC

--------------------------------------------------------------------------------
                     CREDIT SUISSE WARBURG PINCUS FOCUS FUND

                     PORTFOLIO MANAGER'S LETTER (CONCLUDED)

PERFORMANCE

                                                                                                   SINCE INCEPTION
                                                                  SIX MONTHS          ONE YEAR         7/31/98
                                                             (9/1/00 - 2/28/01)  (3/1/00 - 2/28/01)  (ANNUALIZED)
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE WARBURG PINCUS FOCUS FUND (INSTITUTIONAL)(1,3)      (15.85)%             (0.86)%          +17.44%

STANDARD & POOR'S 500 INDEX(2)                                    (17.84)%             (8.20)%           +5.32%
------------------------------------------------------------------------------------------------------------------

(1) Name changed from Warburg Pincus Focus Fund effective March 26, 2001.

(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

(3) Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 2000 but may be discontinued at any time.
--------------------------------------------------------------------------------

                    CREDIT SUISSE WARBURG PINCUS FOCUS FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2001 (UNAUDITED)

                                    NUMBER
                                   OF SHARES      VALUE
                                   ---------  -----------
COMMON STOCKS -- 98.3%
AEROSPACE & DEFENSE -- 4.7%
   Lockheed Martin Corp. ...........  17,000  $   636,820
                                              -----------
AGRICULTURE -- 2.3%
   Archer-Daniels-Midland Co........  15,000      225,750
   IMC Global, Inc..................   5,900       81,125
                                              -----------
                                                  306,875
                                              -----------
BANKS & SAVINGS & LOANS -- 7.4%
   Bank of America Corp.............   3,700      184,815
   Citigroup, Inc...................   5,500      270,490
   FleetBoston Financial Corp.......   4,500      185,625
   U.S. Bancorp.....................   7,700      178,640
   Wells Fargo & Co.................   3,800      188,632
                                              -----------
                                                1,008,202
                                              -----------
CHEMICALS -- 3.7%
   Du Pont (E.I.) de Nemours & Co...  10,700      467,483
   Sealed Air Corp. (1).............     800       31,320
                                              -----------
                                                  498,803
                                              -----------
COMMUNICATIONS & MEDIA -- 4.9%
   AOL Time Warner, Inc.(1).........   8,100      356,643
   Inktomi Corp.(1).................   9,400      106,337
   Viacom, Inc., Class B(1).........   4,000      198,800
                                              -----------
                                                  661,780
                                              -----------
COMPUTERS -- 13.8%
   Ceridian Corp.(1)................   4,400       89,012
   Compaq Computer Corp.............   6,300      127,260
   EMC Corp.(1).....................   8,500      337,960
   i2 Technologies, Inc.(1).........   7,500      201,563
   Microsoft Corp.(1)...............  11,900      702,100
   Siebel Systems, Inc.(1)..........   2,100       80,325
   Veritas Software Corp.(1)........   5,200      337,675
                                              -----------
                                                1,875,895
                                              -----------
CONGLOMERATES -- 3.2%
   General Electric Co..............   9,500      441,750
                                              -----------
CONSUMER DURABLES -- 3.2%
   Ford Motor Co....................  15,837      440,427
                                              -----------
CONSUMER NON-DURABLES -- 2.0%
   Clorox Co........................   7,500      269,700
                                              -----------
ELECTRONICS -- 3.9%
   Intel Corp.......................  12,100      345,606
   JDS Uniphase Corp.(1)............   2,000       53,500
   Texas Instruments, Inc...........   4,500      132,975
                                              -----------
                                                  532,081
                                              -----------
ENERGY -- 3.3%
   Exxon Mobil Corp.                   5,500      445,775
                                              -----------
FINANCIAL SERVICES -- 4.7%
   American Express Co..............   4,800  $   210,624
   American International Group, Inc.  1,700      139,060
   Freddie Mac......................   2,400      158,040
   Morgan Stanley, Dean Witter & Co.   2,000      130,260
                                              -----------
                                                  637,984
                                              -----------
FOOD, BEVERAGE & TOBACCO -- 9.2%
   Coca-Cola Co.....................   6,000      318,180
   Philip Morris Cos., Inc..........  13,900      669,702
   Wrigley (Wm.) Jr. Co.............   2,900      270,048
                                              -----------
                                                1,257,930
                                              -----------
HEALTHCARE -- 2.8%
   Guidant Corp.(1).................   7,400      377,178
                                              -----------
LODGING & RESTAURANTS -- 1.0%
   McDonald's Corp..................   4,600      135,240
                                              -----------
MISCELLANEOUS -- 1.9%
   Nasdaq-100 Shares(1).............   2,300      108,905
   Standard & Poor's Depository
     Receipts (Spiders).............   1,200      148,740
                                              -----------
                                                  257,645
                                              -----------
PHARMACEUTICALS -- 11.5%
   Cardinal Health, Inc.............   2,200      223,300
   Gilead Sciences, Inc.(1).........   2,600       97,175
   Lilly (Eli) & Co.................   3,600      286,056
   Mylan Laboratories, Inc..........   6,700      156,780
   Pfizer, Inc......................   7,600      342,000
   Pharmacia Corp...................   5,000      258,500
   Watson Pharmaceuticals, Inc.(1)..   3,600      199,800
                                              -----------
                                                1,563,611
                                              -----------
RETAIL -- 5.9%
   Costco Wholesale Corp.(1)........   4,500      187,875
   Home Depot, Inc..................   6,000      255,000
   Wal-Mart Stores, Inc.............   7,200      360,648
                                              -----------
                                                  803,523
                                              -----------
TELECOMMUNICATIONS & EQUIPMENT -- 8.9%
   Cisco Systems, Inc.(1)...........  14,300      338,731
   Motorola, Inc....................   8,700      131,979
   SBC Communications, Inc..........   9,600      457,920
   WorldCom, Inc.(1)................   4,200       69,825
   XO Communications,
     Inc., Class A(1)...............  14,500      215,688
                                              -----------
                                                1,214,143
                                              -----------
   TOTAL COMMON STOCKS
     (Cost $13,820,397)                       $13,365,362
                                              -----------

                 See Accompanying Notes to Financial Statements.

               CREDIT SUISSE WARBURG PINCUS FOCUS FUND (CONCLUDED)

                                      PAR
                                     (000)        VALUE
                                     -----    ------------
SHORT-TERM INVESTMENT -- 0.6%
   BBH Grand Cayman U.S. Dollar
     Time Deposit
     4.660% 03/01/01 (Cost $81,212)   $81     $    81,212
                                              -----------
   TOTAL INVESTMENTS -- 98.9%
     (Cost $13,901,609(2))..........           13,446,574

   OTHER ASSETS IN EXCESS
     OF LIABILITIES -- 1.1%.........              153,937
                                              -----------
   NET ASSETS -- 100.0%.............          $13,600,511
                                              ===========

(1) Non-Income Producing Security.

(2) Cost for Federal Income tax purposes at February 28, 2001 is $14,757,022. The gross appreciation (depreciation) on a tax basis is as follows:

   Gross Appreciation..............           $ 1,380,686
   Gross Depreciation..............            (2,691,134)
                                              -----------
   Net Depreciation................           $(1,310,448)
                                              ===========

                  See Accompanying Notes to Financial Statements.

           CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND

                           PORTFOLIO MANAGER'S LETTER

                                                                  March 19, 2001

Dear Shareholders:

We are writing to report on the results of the Credit Suisse Warburg Pincus Long-Short Market Neutral Fund (1) (the "Fund") for the fiscal half-year ended February 28, 2001.

At February 28, 2001, the net asset value ("NAV") of the Fund's institutional shares was $14.01, compared to an NAV of $14.78 on August 31, 2000. As a result, the institutional shares' total return was -1.19%, assuming the reinvestment of dividends and distributions totaling $0.60 per share. By comparison, the Salomon Smith Barney U.S. One-Month Treasury Bill Index (2) (the "Index") returned 2.84% during the same period.

The Fund underperformed the Index benchmark in the fiscal half-year due to our unsuccessful forecasting of some of the drivers of stock prices that form the basis of our stock selection discipline. The following table summarizes those drivers whose impact on performance was most notable, both negative and positive:

        DRIVER                       INDICATOR               NET IMPACT ON PERFORMANCE
------------------------------------------------------------------------------------------
   Financial strength       Leverage                                 Negative
   Earnings                 Earnings revisions                       Negative
   Relative valuation       Change in sales/price ratio              Negative
   Financial strength       Return on assets                         Negative
   Relative valuation       Sales/price ratio                        Negative
   Financial strength       Net profit margin                        Positive
   Relative valuation       Book value/price ratio                   Positive
   Financial strength       Credit management                        Positive
   Financial strength       Liquidity                                Positive
   Financial strength       Inventory turnover                       Positive
------------------------------------------------------------------------------------------

In terms of how all of this affected the relative success of the portfolio's long and short portions, the long portion significantly underperformed. This was most evident in our net long exposure to consumer cyclical companies (notably autos) due to their attractive relative valuations. Prominent auto stocks fared poorly, though, as consumer confidence plunged late in calendar 2000, causing sales to slow significantly.

The two industry sectors that contributed most positively to the Fund's overall return were utilities and energy. Our utility exposure was net short due to our concerns about the industry's vulnerability both to decelerating macroeconomic growth nationwide and the growing electricity crisis in California; and we maintained a net long exposure to energy companies based on the generally rising price of natural gas and home heating oil. In each case, the sectors performed as we anticipated.

As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

Sincerely yours,


Credit Suisse Asset Management Structured Equity Management Team

Eric N. Remole, Managing Director
Marc E. Bothwell, Vice President
Michael A. Welhoelter, Vice President

INVESTING IN SHARES OF THE FUND CAN BE MORE VOLATILE AND RISKY THAN SOME OTHER FORMS OF INVESTMENTS. IN ADDITION, IF THE ADVISER TAKES LONG POSITIONS IN STOCKS THAT DECLINE OR SHORT POSITIONS IN STOCKS THAT INCREASE IN VALUE, THEN LOSSES OF THE FUND MAY EXCEED THOSE OF OTHER STOCK MUTUAL FUNDS THAT HOLD LONG POSITIONS ONLY.

           CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND

                     PORTFOLIO MANAGER'S LETTER (CONCLUDED)

PERFORMANCE

                                                                                                               SINCE INCEPTION
                                                                          SIX MONTHS          ONE YEAR             7/31/98
                                                                      (9/1/00 - 2/28/01)   (3/1/00 - 2/28/01)    (ANNUALIZED)
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE WARBURG PINCUS LONG-SHORT
MARKET NEUTRAL FUND (INSTITUTIONAL)(1), (3)                                (1.19)%               (5.78)%             +2.48%

SALOMON SMITH BARNEY U.S. ONE-MONTH TREASURY BILL INDEX(2)                 +2.84%                +5.66%              +4.92%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Name changed from Warburg Pincus Long-Short Market Neutral Fund effective March 26, 2001.

(2) Monthly return equivalents of yield average which are not marked to market. The Salomon Smith Barney U.S. One-Month Treasury Bill Index consists of the last one-month Treasury bill issues.

(3) Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 2000 but may be discontinued at any time.

           CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                          FEBURARY 28, 2001 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES            VALUE
                                              -------------      -------------
COMMON STOCKS -- 85.0%
AEROSPACE & DEFENSE -- 2.1%
    Textron, Inc. .........................           2,200      $     116,556
                                                                 -------------
BANKS & SAVINGS & LOANS -- 2.3%
    M & T Bank Corp. ......................           1,900            130,150
                                                                 -------------
BUILDING & BUILDING MATERIALS -- 1.2%
    KB Home ...............................           2,400             67,080
                                                                 -------------
BUSINESS SERVICES -- 2.1%
    Iron Mountain, Inc.(1) ................           1,700             66,317
    Lamar Advertising Co.(1) ..............           1,300             53,625
                                                                 -------------
                                                                       119,942
                                                                 -------------
COMMUNICATIONS & MEDIA -- 4.8%
    AT&T Corp. - Liberty Media Group,
       Class A(1) .........................           2,200             32,340
    Belo (A.H.) Corp. Class A .............           3,100             55,800
    Charter Communications,
       Inc. Class A(1) ....................             200              4,275
    Cox Communications,
       Inc. Class A(1) ....................           4,300            178,536
                                                                 -------------
                                                                       270,951
                                                                 -------------
COMPUTERS -- 5.2%
    CNET Networks, Inc.(1) ................           9,400            116,912
    Comdisco, Inc.(1) .....................             900             11,475
    Earthlink, Inc.(1) ....................             900              8,100
    Microsoft Corp.(1) ....................           1,100             64,900
    Oracle Corp.(1) .......................           4,700             89,300
                                                                 -------------
                                                                       290,687
                                                                 -------------
CONSUMER DURABLES -- 5.9%
    Ford Motor Co. ........................           3,000             83,430
    General Motors Corp. ..................           4,700            250,604
                                                                 -------------
                                                                       334,034
                                                                 -------------
CONSUMER SERVICES -- 3.7%
    Quanta Services, Inc.(1) ..............           6,500            179,465
    Unilever NV ...........................             500             27,950
                                                                 -------------
                                                                       207,415
                                                                 -------------
ELECTRIC UTILITIES -- 2.6%
    Energy East Corp. .....................           2,300             43,240
    Pinnacle West Capital Corp. ...........           2,200            102,190
                                                                 -------------
                                                                       145,430
                                                                 -------------
ELECTRONICS -- 3.5%
    Applied Micro Circuits Corp.(1) .......             700             18,725
    Intel Corp. ...........................           1,300             37,131
    Linear Technology Corp. ...............           2,100             83,212
    National Semiconductor Corp.(1) .......           2,100             42,882
    Teradyne, Inc.(1) .....................             400             12,492
                                                                 -------------
                                                                       194,442
                                                                 -------------





                                                  NUMBER
                                                OF SHARES            VALUE
                                              -------------      -------------
ENERGY -- 4.7%
    Apache Corp. ..........................             900      $      52,830
    EOG Resources, Inc. ...................           1,500             65,400
    FirstEnergy Corp. .....................           3,000             84,510
    Valero Energy Corp. ...................           1,700             62,305
                                                                 -------------
                                                                       265,045
                                                                 -------------
FINANCIAL SERVICES -- 9.3%
    Ambac Financial Group, Inc. ...........             600             33,840
    CNA Financial Corp.(1) ................             900             34,029
    Fannie Mae ............................             100              7,970
    Hartford Financial Services, Inc. .....             500             31,925
    Internet Capital Group, Inc.(1) .......           3,700             14,222
    Lehman Brothers Holdings, Inc. ........             600             41,190
    MBIA, Inc. ............................             200             15,196
    Merrill Lynch & Co., Inc. .............             900             53,910
    MONY Group, Inc. ......................           2,900            107,300
    UnionBanCal Corp. .....................           2,300             61,226
    Wesco Financial Corp. .................             400            119,960
                                                                 -------------
                                                                       520,768
                                                                 -------------
FOOD, BEVERAGE & TOBACCO -- 4.2%
    Adolph Coors Co., Class B .............           1,100             73,645
    Anheuser-Busch Companies, Inc. ........           2,200             96,140
    Pepsi Bottling Group, Inc. ............           1,700             68,595
                                                                 -------------
                                                                       238,380
                                                                 -------------
HEALTHCARE -- 4.2%
    Abbott Laboratories ...................           2,000             97,980
    Aetna, Inc.(1) ........................             600             22,338
    HEALTHSOUTH Corp.(1) ..................           1,300             20,696
    Tenet Healthcare Corp.(1) .............           2,100             96,873
                                                                 -------------
                                                                       237,887
                                                                 -------------
INDUSTRIAL MFG. & PROCESSING -- 1.1%
    Paccar, Inc. ..........................           1,100             51,012
    Waters Corp.(1) .......................             200             13,172
                                                                 -------------
                                                                        64,184
                                                                 -------------
LODGING & RESTAURANTS -- 0.8%
    Darden Restaurants ....................           2,000             43,460
                                                                 -------------
METALS & MINING -- 1.2%
    Barrick Gold Corp. ....................           2,700             43,740
    Newmont Mining Corp. ..................           1,500             25,275
                                                                 -------------
                                                                        69,015
                                                                 -------------
OIL SERVICES -- 3.3%
    Occidental Petroleum Corp. ............           5,000            119,950
    Tidewater, Inc. .......................           1,400             68,180
                                                                 -------------
                                                                       188,130
                                                                 -------------
PAPER & FOREST PRODUCTS -- 3.3%
    Plum Creek Timber Co., Inc. ...........           5,100            132,243
    Weyerhaeuser Co. ......................           1,000             53,740
                                                                 -------------
                                                                       185,983
                                                                 -------------

                 See Accompanying Notes to Financial Statements.

                                                  NUMBER
                                                OF SHARES            VALUE
                                              -------------      -------------
PHARMACEUTICALS -- 3.8%
    Chiron Corp.(1) .......................             800      $      37,450
    Genzyme Corp.(1) ......................             100              8,794
    IDEC Pharmaceuticals Corp.(1) .........           3,000            169,125
                                                                 -------------
                                                                       215,369
                                                                 -------------
REAL ESTATE -- 2.9%
    Carramerica Realty Corp. ..............           3,000             89,700
    Equity Residential Properties Trust ...           1,100             57,310
    Simon Debartolo Group .................             700             17,927
                                                                 -------------
                                                                       164,937
                                                                 -------------
RETAIL -- 1.4%
    Circuit City Stores, Inc. .............           1,600             24,272
    Intimate Brands, Inc. .................           2,300             36,340
    Ticketmaster, Class B(1) ..............           1,700             15,831
                                                                 -------------
                                                                        76,443
                                                                 -------------
TELECOMMUNICATIONS & EQUIPMENT -- 6.2%
    Copper Mountain Networks, Inc.(1) .....             500              2,047
    Juniper Networks, Inc.(1) .............             200             12,913
    NTL, Inc.(1) ..........................           2,200             57,178
    QUALCOMM, Inc.(1) .....................             600             32,888
    Telephone and Data Systems ............           2,600            242,970
                                                                 -------------
                                                                       347,996
                                                                 -------------
TRANSPORTATION -- 2.5%
    Autonation, Inc.(1) ...................           4,400             36,520
    Florida East Coast Industries,
       Inc. Class A .......................             600             20,550
    Ryder System ..........................           1,400             28,714
    Southwest Airlines ....................           3,000             55,800
                                                                 -------------
                                                                       141,584
                                                                 -------------
WASTE MANAGEMENT -- 2.7%
    Allied Waste Industries, Inc.(1) ......             400              6,460
    Waste Management, Inc. ................           5,800            147,146
                                                                 -------------
                                                                       153,606
                                                                 -------------
    TOTAL COMMON STOCKS
       (Cost $4,916,268) ..................                       $  4,789,474
                                                                 -------------
SECURITIES SOLD SHORT -- (86.7%)
AEROSPACE & DEFENSE -- (1.3%)
    General Dynamics Corp. ................          (1,100)     $     (74,998)
                                                                 -------------
BANKS & SAVINGS & LOANS -- (5.6%)
    Bank One Corp. ........................            (800)           (28,216)
    FirstMerit Corp. ......................         (11,100)          (289,294)
                                                                 -------------
                                                                      (317,510)
                                                                 -------------
BUILDING & BUILDING MATERIALS -- (0.8%)
    Vulcan Materials Co. ..................          (1,100)           (46,563)
                                                                 -------------
BUSINESS SERVICES -- (6.2%)
    Catalina Marketing Corp.(1) ...........          (1,500)           (49,950)
    Fluor Corp. ...........................          (4,800)          (182,976)

                                                  NUMBER
                                                OF SHARES            VALUE
                                              -------------      -------------
BUSINESS SERVICES -- (CONTINUED)
    Omnicom Group, Inc. ...................            (700)     $     (63,483)
    Schwab, Charles Corp. .................          (2,500)           (52,250)
                                                                 -------------
                                                                      (348,659)
                                                                 -------------
CAPITAL EQUIPMENT -- (2.2%)
    American Standard Companies,
       Inc.(1) ............................          (2,200)          (124,586)
                                                                 -------------
CHEMICALS -- (0.3%)
    Hercules, Inc. ........................          (1,300)           (18,304)
                                                                 -------------
COMMUNICATIONS & MEDIA -- (3.6%)
    Ariba, Inc.(1) ........................          (1,100)           (18,150)
    Cablevision Systems Corp.
       Class A(1) .........................            (900)           (69,840)
    Critical Path, Inc.(1) ................            (600)            (1,640)
    Fox Entertainment Group, Inc.(1) ......          (2,900)           (69,310)
    Liberty Digital, Inc.(1) ..............          (1,600)           (14,000)
    McGraw-Hill Cos., Inc. ................            (400)           (23,584)
    Scripps (E.W.) Co. Class A ............            (100)            (6,293)
                                                                 -------------
                                                                      (202,817)
                                                                 -------------
COMPUTERS -- (3.3%)
    Extreme Networks, Inc.(1) .............            (200)            (4,522)
    International Business Machines
       Corp. ..............................          (1,100)          (109,890)
    Liberate Technologies, Inc.(1) ........          (2,100)           (19,819)
    Radioshack ............................          (1,200)           (51,360)
                                                                 -------------
                                                                      (185,591)
                                                                 -------------
CONGLOMERATES -- (0.9%)
    General Electric Co. ..................          (1,100)           (51,150)
                                                                 -------------
CONSUMER DURABLES -- (5.1%)
    Eastman Kodak Co. .....................          (1,300)           (58,500)
    Lear Corp.(1) .........................          (1,800)           (57,708)
    Maytag Corp. ..........................          (5,100)          (170,850)
                                                                 -------------
                                                                      (287,058)
                                                                 -------------
CONSUMER NON-DURABLES -- (1.9%)
    Gillette Co. ..........................          (1,900)           (61,769)
    Procter & Gamble Co. ..................            (600)           (42,300)
                                                                 -------------
                                                                      (104,069)
                                                                 -------------
ELECTRIC UTILITIES -- (2.3%)
    AES Corp.(1) ..........................          (1,400)           (75,558)
    DQE, Inc. .............................          (1,600)           (51,920)
                                                                 -------------
                                                                      (127,478)
                                                                 -------------
ELECTRONICS -- (4.3%)
    Arrow Electronics, Inc.(1) ............          (1,100)           (30,140)
    Atmel Corp.(1) ........................          (1,600)           (16,800)
    Broadcom Corp. Class A(1) .............            (100)            (4,925)
    SPX Corp.(1) ..........................          (1,800)          (174,600)
    Vitesse Semiconductor Corp.(1) ........            (400)           (15,775)
                                                                 -------------
                                                                      (242,240)
                                                                 -------------

                 See Accompanying Notes to Financial Statements.

     CREDIT SUISSE WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND (CONCLUDED)

                                                  NUMBER
                                                OF SHARES            VALUE
                                              -------------      -------------
ENERGY -- (4.3%)
    Edison International ..................          (5,900)     $     (87,910)
    Massey Energy Co. .....................          (4,800)           (94,272)
    National Fuel Gas Co. .................          (1,100)           (56,980)
                                                                 -------------
                                                                      (239,162)
                                                                 -------------
FINANCIAL SERVICES -- (10.2%)
    American International Group,
       Inc. ...............................            (200)           (16,360)
    H & R Block, Inc. .....................          (6,300)          (310,590)
    Investment Technology Group(1) ........          (1,500)           (77,250)
    Marsh & McLennan Cos., Inc. ...........            (700)           (74,900)
    Nationwide Financial Services,
       Inc. ...............................            (500)           (20,700)
    Neuberger Berman, Inc. ................            (600)           (44,820)
    People's Bank .........................          (1,200)           (31,875)
                                                                 -------------
                                                                      (576,495)
                                                                 -------------
FOOD, BEVERAGE & TOBACCO -- (3.7%)
    Campbell Soup Co. .....................          (2,300)           (68,839)
    Coca-Cola Co. .........................          (1,400)           (74,242)
    Dole Food Co. .........................          (4,000)           (66,000)
                                                                 -------------
                                                                      (209,081)
                                                                 -------------
GAS UTILITIES -- (2.2%)
    Equitable Resources, Inc. .............          (2,100)          (120,540)
                                                                 -------------
HEALTHCARE -- (4.9%)
    Beckman Coulter, Inc. .................          (3,900)          (157,755)
    UnitedHealth Group, Inc. ..............          (2,000)          (118,460)
                                                                 -------------
                                                                      (276,215)
                                                                 -------------
INDUSTRIAL MFG. & PROCESSING -- (3.4%)
    Dana Corp. ............................          (2,500)           (42,325)
    FMC Corp.(1) ..........................          (1,900)          (145,844)
                                                                 -------------
                                                                      (188,169)
                                                                 -------------
LODGING & RESTAURANTS -- (2.4%)
    International Game Technology(1) ......          (1,900)          (102,600)
    Tricon Global Restaurants, Inc.(1) ....            (900)           (34,650)
                                                                 -------------
                                                                      (137,250)
                                                                 -------------
OFFICE EQUIPMENT & SUPPLIES -- (0.4%)
    Pitney Bowes, Inc. ....................            (700)           (23,835)
                                                                 -------------
OIL SERVICES -- (2.8%)
    Cooper Cameron Corp.(1) ...............            (300)           (17,934)
    Schlumberger, Ltd. ....................          (2,200)          (140,250)
                                                                 -------------
                                                                      (158,184)
                                                                 -------------
PHARMACEUTICALS -- (6.5%)
    Applera Corp - Celera
       Genomics Group(1) ..................            (800)           (34,800)
    Cardinal Health, Inc. .................            (700)           (71,050)
    Genentech, Inc.(1) ....................          (1,200)           (63,000)
    Icos Corp.(1) .........................            (800)           (43,300)
    Medarex, Inc.(1) ......................            (400)           (10,225)
                                                  NUMBER
                                                OF SHARES            VALUE
                                              -------------      -------------
PHARMACEUTICALS -- (CONTINUED)
    Millennium Pharmaceuticals, Inc.(1) ...          (1,500)     $     (50,625)
    Pharmacia Corp. .......................          (1,800)           (93,060)
                                                                 -------------
                                                                      (366,060)
                                                                 -------------
RETAIL -- (1.0%)
    Dillard's, Inc. Class A ...............          (3,000)           (56,400)
                                                                 -------------
TELECOMMUNICATIONS & EQUIPMENT -- (5.2%)
    Allegiance Telecom, Inc.(1) ...........            (500)           (10,125)
    ALLTEL Corp.(1) .......................            (900)           (48,330)
    Globespan, Inc.(1) ....................            (200)            (4,000)
    Infospace, Inc.(1) ....................            (700)            (2,669)
    Level 3 Communications, Inc.(1) .......            (900)           (22,781)
    Lucent Technologies, Inc. .............            (600)            (6,954)
    Metromedia Fiber Network,
       Inc. Class A(1) ....................          (2,000)           (19,000)
    Nextel Communications, Inc.,
       Class A(1) .........................          (2,300)           (55,344)
    Nextel Partners, Inc., Class A(1) .....          (1,900)           (36,931)
    RCN Corp.(1) ..........................          (5,700)           (52,725)
    Redback Networks, Inc.(1) .............          (1,100)           (33,945)
                                                                 -------------
                                                                      (292,804)
                                                                 -------------
TRANSPORTATION -- (1.9%)
    AMR Corp. .............................          (1,100)           (36,575)
    UAL Corp. .............................          (1,900)           (72,295)
                                                                 -------------
                                                                      (108,870)
                                                                 -------------
    TOTAL SECURITIES SOLD SHORT
       (Cost ($5,039,385)) ................                         (4,884,088)
                                                                 -------------
                                                   PAR
                                                  (000)
                                              -------------
REPURCHASE AGREEMENT -- 11.5%
    Bear Stearns (Agreement dated 2/28/01,
       to be repurchased at $645,327,
       collateralized by $610,000 U.S.
       Treasury Note 3.875% due 4/15/29.
       Market Value of collateral is
       $654,603.) 5.38% 3/1/01
       (Cost $645,230) ....................   $         645            645,230
                                                                 -------------
    TOTAL INVESTMENTS-- 9.8%
       (Cost $522,113(2)) .................                            550,616
    OTHER ASSETS IN EXCESS
       OF LIABILITIES-- 90.2% .............                          5,082,241
                                                                 -------------
    NET ASSETS-- 100.0% ...................                      $   5,632,857
                                                                 =============
(1) Non-Income Producing Security.
(2) Cost for Federal Income tax purposes at February 28, 2001 is $874,848. The gross appreciation (depreciation) on a tax basis is as follows:
       Gross Appreciation - Investments ...................      $     478,992
       Gross Depreciation - Investments ...................           (795,660)
       Gross Appreciation - Short Sales ...................            703,676
       Gross Depreciation - Short Sales ...................           (711,240)
                                                                 -------------
       Net Depreciation ...................................      $    (324,232)
                                                                 =============

                See Accompanying Notes to Financial Statements.

                 CREDIT SUISSE WARBURG PINCUS MUNICIPAL BOND FUND

                          PORTFOLIO MANAGER'S LETTER

                                                                  March 19, 2001

Dear Shareholders:

We are writing to report on the results of the Credit Suisse Warburg Pincus Municipal Bond Fund(1) (the "Fund") for the fiscal half-year ended February 28, 2001.

At February 28, 2001, the net asset value ("NAV") of the Fund's institutional shares was $14.93, compared to an NAV of $14.47 on August 31, 2000. Assuming the reinvestment of dividends and distributions totaling $0.32 per share, the institutional shares' total return was 5.42%. By comparison, the Lehman Brothers Municipal Bond Index2 returned 5.20% in the same period.

We attribute the Fund's outperformance of its Lehman benchmark to the combined impact of several elements in our approach to the portfolio.

- The first of these was our exposure to long-term deep-discount issues. We liked these securities for their attractive valuations and yields, but they didn't contribute much to performance until the year's fourth quarter, when market interest rates meaningfully declined. Since they possess an attribute known as positive convexity -- I.E., their prices generally rise more quickly when rates are falling than their prices fall when rates are rising -- they fared especially well in this period.

   We chose to sell most of our deep-discount paper in January and February.
   Our timing in this regard was fortuitous, as we managed to sell at relatively lofty prices fueled both by the municipal market's "January/July effect" (I.E., in which investors engage in fresh buying with the cash paid out to them in bond maturations and coupon payments, which are heaviest in January and July) and a generalized drop in yields across most fixed income sectors.

- The second element was the fact that bonds from so-called "specialty states" like California, New York and Puerto Rico outperformed. We had favored bonds from such states for some time, and the Fund thus benefited when we opted to take advantage of unusually high demand for California and Puerto Rico issues by reducing our positions.

- Finally, we worked throughout late 2000 to reconfigure the portfolio in a way that added to the trading liquidity of our holdings.

On the negative side, our least effective move was to begin to reduce the portfolio's overall duration in mid-December. We did so based on our belief that market rates and yields were unlikely to fall much further, which suggested that long- duration securities had probably reaped their biggest gains already. The Fund's performance suffered to the extent that market rates and yields kept falling.

As developments occur in the fixed income markets or at Credit Suisse Asset Management that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,



Gregg M. Diliberto, Managing Director
Patrick A. Bittner, Vice President
Credit Suisse Asset Management, LLC

A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO STATE AND CITY TAXES OR FEDERAL ALTERNATIVE MINIMUM TAX.

                        CREDIT SUISSE WARBURG PINCUS MUNICIPAL BOND FUND
                            PORTFOLIO MANAGER'S LETTER (CONCLUDED)

PERFORMANCE

                                                                           ONE YEAR        FIVE YEARS       SINCE INCEPTION
                                                         SIX MONTHS        (3/1/00 -   (3/1/96 - 2/28/01)       6/17/94
                                                     (9/1/00 - 2/28/01)    2/28/01)       (ANNUALIZED)       (ANNUALIZED)
----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE WARBURG PINCUS
MUNICIPAL BOND FUND (INSTITUTIONAL)(1)(3)                     +5.42%          +12.48%         +5.75%           +6.05%
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)                       +5.20%          +12.32%         +6.10%           +6.98%
----------------------------------------------------------------------------------------------------------------------------

(1)  Name changed from Warburg Pincus Municipal Bond Fund effective March 26,
     2001.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index (with no defined investment objective) of municipal bonds and is calculated by Lehman Brothers, Inc.

(3) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

                CREDIT SUISSE WARBURG PINCUS MUNICIPAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                          FEBURARY 28, 2001 (UNAUDITED)

                                                   PAR
                                                  (000)              VALUE
                                              -------------      -------------
MUNICIPAL BONDS -- 102.0%
ARIZONA -- 0.9%
    Salt River Project, Agricultural
       Improvement & Power District
       Electricity Systems, Revenue
       Bonds
       6.000% 01/01/08 ....................   $         125      $     138,844
                                                                 -------------
CALIFORNIA -- 5.0%
    California State, General
       Obligation
       6.300% 09/11/11 ....................             670            783,404
                                                                 -------------
COLORADO -- 4.2%
    Colorado Springs, CO, Utility
       Revenue Bonds
       5.875% 11/15/17 ....................             595            656,826
                                                                 -------------
FLORIDA -- 4.6%
    Florida State Turnpike Authority,
       Turnpike Revenue, Department
       Transportation, Series A
       5.500% 07/01/13 ....................             150            157,422
    Tallahassee, FL, Electric
       Revenue Bonds
       6.100% 10/01/06 ....................             530            563,183
                                                                 -------------
                                                                       720,605
                                                                 -------------
ILLINOIS -- 5.5%
    Chicago, IL, Series 1993,
       General Obligation
       5.250% 01/01/18 ....................             200            201,084
    Illinois State, Sales Tax
       Revenue Bonds, Series Q
       5.750% 06/15/14 ....................             650            673,121
                                                                 -------------
                                                                       874,205
                                                                 -------------
INDIANA -- 4.9%
    Indiana Board, Bank
       Revenue Bonds, Series A
       5.000% 02/01/22 ....................             800            772,792
                                                                 -------------
LOUISIANA -- 4.6%
    New Orleans, LA, Home
       Mortgage Authority, Special
       Obligation Bonds
       6.250% 01/15/11 ....................             635            721,074
                                                                 -------------
MARYLAND -- 6.4%
    Maryland State Transportation
       Authority, Project Revenue
       Bonds
       6.800% 07/01/16 ....................             850          1,008,670
                                                                 -------------
MASSACHUSETTS -- 4.1%
    Massachusetts State Water
       Resources Authority, Series A
       6.500% 07/15/19 ....................              20             23,656

                                                   PAR
                                                  (000)              VALUE
                                              -------------      -------------
MASSACHUSETTS -- (CONTINUED)
    Massachusetts State,
       Construction Loan, General
       Obligation, Series A
       5.300% 11/01/05 ....................   $         100      $     106,384
    Massachusetts State, Grant
       Anticipation Notes, Series A
       5.500% 12/15/07 ....................             200            217,026
    University of Massachusetts,
       Building Authority Project,
       Revenue Bonds, Series 1
       5.125% 11/01/17 ....................             300            303,282
                                                                 -------------
                                                                       650,348
                                                                 -------------
MICHIGAN -- 1.2%
    Michigan Municipal Bond
       Authority, Revenue Bonds
       (Clean Water Revolving Fund)
       5.500% 10/01/08 ....................             170            185,468
                                                                 -------------
NEVADA -- 1.0%
    University of Nevada, University
       Revenues System, Community
       College Revenue Bonds
       5.375% 07/01/19 ....................             150            152,907
                                                                 -------------
NEW YORK -- 35.4%
    Erie County, NY, Public
       Improvement, General
       Obligation
       6.125% 01/15/09 ....................             100            112,413
    Metropolitan Transit Authority,
       Commuter Facilities,
       Revenue Bonds, Series A
       5.000% 07/01/23 ....................             600            584,214
    Metropolitan Transportation
       Authority, New York
       Commuter Facilities,
       Revenue Bonds, Series C-1
       6.000% 07/01/06 ....................             150            164,621
    New York City General
       Obligation Bonds, Series H,
       Prerefunded
       7.200% 02/01/02 ....................             450            472,316
    New York City Municipal
       Water Finance Authority,
       Water & Sewer System
       Revenue Bonds, Series D
       4.875% 06/15/21 ....................             400            382,832
    New York City Transitional
       Finance Authority Revenue,
       Series B, Future Tax
       Secured
       5.500% 02/01/08 ....................            1000          1,080,300

                See Accompanying Notes to Financial Statements.

          CREDIT SUISSE WARBURG PINCUS MUNICIPAL BOND FUND (CONCLUDED)

                                                   PAR
                                                  (000)              VALUE
                                              -------------      -------------
NEW YORK -- (CONTINUED)
    New York City Transitional
       Financial Authority, Revenue
       Bonds, Series A, Future Tax
       Secured
       5.750% 02/15/13 ....................            $100      $     109,403
    New York State Dormitory
       Authority, Revenue Bonds
       (Judicial Facilities Lease)
       7.375% 07/01/16 ....................              40             48,432
    New York State Local
       Government Assistance
       Corp., Revenue Bonds,
       Series B
       4.875% 04/01/20 ....................             580            556,667
    New York State Power
       Authority, General Purpose
       Revenue Bonds
       7.000% 01/01/10 ....................             360            435,121
    Suffolk County, NY, Water
       Authority Waterworks,
       Revenue Bonds, Series V
       6.750% 06/01/12 ....................             580            682,271
    Triborough Bridge and Tunnel
       Authority, New York, General
       Purpose Bonds, Series A
       5.200% 01/01/20 ....................             730            730,869
    New York City General
       Obligation, Series E
       5.250% 08/01/08 ....................             200            212,584
                                                                 -------------
                                                                     5,572,043
                                                                 -------------
OREGON -- 1.4%
    Portland Oregon Revenue,
       General Obligation, Series A
       5.500% 06/01/09 ....................             200            217,646
                                                                 -------------
PENNSYLVANIA -- 3.8%
    Pennsylvania State, General
       Obligation, First Series
       5.125% 01/15/18 ....................             600            602,346
                                                                 -------------
PUERTO RICO -- 0.6%
    University of Puerto Rico,
       University & College
       Improvements, Revenue
       Bonds, Series M
       5.500% 06/01/15 ....................             100            104,739
                                                                 -------------
SOUTH DAKOTA -- 0.8%
    Heartland Consumers Power
       District, SD, Electric Revenue
       Bonds
       6.375% 01/01/16 ....................             115            129,550
                                                                 -------------

                                                   PAR
                                                  (000)              VALUE
                                              -------------      -------------
TENNESSEE -- 1.1%
    Shelby County, TN, General
       Obligation, Series B
       5.500% 08/01/07 ....................   $         155      $     167,836
                                                                 -------------
TEXAS -- 7.5%
    Cypress - Fairbanks, TX,
       Independent School District,
       General Obligation
       6.000% 02/15/16 ....................             250            270,655
    Houston, TX, Sewer Systems,
       Revenue Bonds
       6.375% 10/01/08 ....................              95            103,907
    Lower Colorado River Authority,
       Texas Revenue Bonds,
       Series A
       5.875% 05/15/15 ....................             750            811,237
                                                                 -------------
                                                                     1,185,799
                                                                 -------------
VIRGINIA -- 4.9%
    Fairfax County, VA,
       Redevelopment & Housing
       Authority, Revenue Bonds
       (Island Walk Project)
       7.100% 04/01/19 ....................             630            770,811
                                                                 -------------
WASHINGTON -- 4.1%
    Clark County, WA, School
       District Number 117 Camas,
       General Obligation
       5.875% 12/01/13 ....................             600            645,354
                                                                 -------------
    TOTAL MUNICIPAL BONDS
       (Cost $15,364,568) .................                         16,061,267
                                                                 -------------
SHORT-TERM
INVESTMENT -- 3.7%
    BBH Grand Cayman
       U.S. Dollar Time Deposit
       4.660% 03/01/01
       (Cost $577,00) .....................             577            577,000
                                                                 -------------
    TOTAL INVESTMENTS -- 105.7%
       (Cost $15,941,5681) ................                         16,638,267
    LIABILITIES IN EXCESS OF
       OTHER ASSETS -- (5.7%) .............                           (895,457)
                                                                 -------------
    NET ASSETS -- 100.0% ..................                      $  15,742,810
                                                                 =============

(1) Also cost for Federal Income tax purposes at February 28, 2001. The gross appreciation (depreciation) on a tax basis is as follows:

          Gross Appreciation ..............................      $     737,319
          Gross Depreciation ..............................            (40,620)
                                                                 -------------
          Net Appreciation ................................      $     696,699
                                                                 =============

                 See Accompanying Notes to Financial Statements.

                       CREDIT SUISSE WARBURG PINCUS FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2001
                                   (UNAUDITED)

                                                                                              LONG-SHORT
                                                                                 FOCUS      MARKET NEUTRAL    MUNICIPAL
                                                                                 FUND            FUND         BOND FUND
                                                                             -----------    --------------   -----------
ASSETS
   Investments, at value (cost - $13,901,609, $4,916,268 and
     $15,941,568, respectively)..........................................    $13,446,574      $ 4,789,474    $16,638,267
   Repurchase aggreement, at value (cost-$645,230 for the
     Long-Short Market Mutual Fund)......................................             --          645,230             --
   Deposits with brokers and custodian bank for securities sold short ...             --        5,093,867             --
   Cash..................................................................          1,907               --            887
   Receivable for investments sold ......................................        127,826               --             --
   Receivable for Fund shares sold ......................................          2,238               --             --
   Receivable from investment adviser ...................................          4,778            9,870            780
   Dividends and interest receivable ....................................         19,106           16,910        190,373
   Prepaid expenses and other assets ....................................         20,596           15,376         20,610
                                                                             -----------      -----------    -----------
     Total Assets .......................................................     13,623,025       10,570,727     16,850,917
                                                                             -----------      -----------    -----------
LIABILITIES
   Securities sold short (proceeds $5,039,385 for the Long-Short Market
     Neutral Fund)......................................................              --        4,884,088             --
   Distribution fee payable (Common shares) ............................             866              389            117
   Payable for investments purchased ...................................              --               --      1,077,100
   Payable for Fund shares repurchased .................................              --           23,697            400
   Dividend payable ....................................................              --               --          3,153
   Accrued expenses payable ............................................          21,648           29,696         27,337
                                                                             -----------      -----------    -----------
     Total Liabilities .................................................          22,514        4,937,870      1,108,107
                                                                             -----------      -----------    -----------
NET ASSETS
   Capital stock, $0.001 par value .....................................             906              400          1,054
   Paid-in capital .....................................................      14,921,888        7,206,357     14,753,743
   Undistributed net investment income .................................             374           32,797         42,948
   Accumulated net realized gain/(loss) from
     investments and securities sold short .............................        (867,622)      (1,635,200)       162,022
   Net unrealized appreciation/(depreciation) on
     investments and securities sold short .............................        (455,035)          28,503        783,043
                                                                             -----------      -----------    -----------
     Net Assets ........................................................     $13,600,511      $ 5,632,857    $15,742,810
                                                                             ===========      ===========    ===========

INSTITUTIONAL SHARES
   Net assets .........................................................      $ 9,242,617      $ 3,685,315    $15,265,448
                                                                             -----------      -----------    -----------
   Shares outstanding .................................................          614,578          263,084      1,022,296
                                                                             -----------      -----------    -----------
   Net asset value, offering price and redemption price per share .....      $     15.04      $     14.01    $     14.93
                                                                             ===========      ===========    ===========

COMMON SHARES
   Net assets .........................................................      $ 4,357,894      $ 1,947,542    $   477,362
                                                                             -----------      -----------    -----------
   Shares outstanding .................................................          291,649          137,366         31,972
                                                                             -----------      -----------    -----------
   Net asset value, offering price and redemption price per share .....      $     14.94      $     14.18    $     14.93
                                                                             ===========      ===========    ===========


              See Accompanying Notes to Financial Statements.

                      CREDIT SUISSE WARBURG PINCUS FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                                                              LONG-SHORT
                                                                                 FOCUS      MARKET NEUTRAL    MUNICIPAL
                                                                                 FUND            FUND         BOND FUND
                                                                             -----------    --------------   -----------
INVESTMENT INCOME:
   Dividends ...........................................................    $    85,872       $  50,053        $     --
   Interest ............................................................          6,894         194,854         406,583
   Foreign taxes withheld ..............................................           (174)           (235)             --
                                                                            -----------       ----------       --------
     Total investment income ...........................................         92,592         244,672         406,583
                                                                            -----------       ----------       --------
EXPENSES:
   Investment advisory fees ............................................         52,563          39,233          54,282
   Administration fees .................................................          8,611           6,298           8,149
   Registration fees ...................................................         18,844          21,748          17,098
   Printing fees .......................................................         17,307          18,875           8,804
   Custodian fees ......................................................         13,226          10,902           9,692
   Transfer agent fees .................................................         11,951           7,681           8,288
   Audit Fees ..........................................................          6,527           7,519           7,050
   Directors fees ......................................................          6,330           6,330           6,330
   Distribution fees ...................................................          4,906           2,661             526
   Legal fees ..........................................................          3,342           3,026           3,404
   Insurance expense ...................................................          1,625           1,595           1,595
   Interest expense ....................................................            210             170              41
   Dividend expense ....................................................             --          49,294              --
   Miscellaneous fees ..................................................          2,038           2,345           3,053
                                                                            -----------       ----------       --------
                                                                                147,480         177,677         128,312
   Less: fees waived and expenses reimbursed ...........................        (72,294)        (61,818)        (50,179)
                                                                            -----------       ----------       --------
     Total expenses ....................................................         75,186         115,859          78,133
                                                                            -----------       ----------       --------
   Net investment income ...............................................         17,406         128,813         328,450
                                                                            -----------       ----------       --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
   Net realized gain/(loss) from:
     Investments .......................................................       (350,320)        (87,157)        383,068
     Securities sold short .............................................             --        (142,049)             --
                                                                            -----------       ----------       --------
                                                                               (350,320)       (229,206)        383,068
                                                                            -----------       ----------       --------
   Net change in unrealized appreciation/(depreciation):
     Investments .......................................................     (2,112,753)         31,254          77,342
                                                                            -----------       ----------       --------
   Net realized and unrealized gain/(loss) from investments ............     (2,463,073)       (197,952)        460,410
                                                                            -----------       ----------       --------
   Net increase/(decrease) in net assets resulting from operations .....    $(2,445,667)      $ (69,139)       $788,860
                                                                            ===========       ==========       ========

                    See Accompanying Notes to Financial Statements.

                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOCUS FUND                 LONG-SHORT MARKET NEUTRAL FUND
                                                   ------------------------------------  ----------------------------------
                                                       FOR THE SIX      FOR THE YEAR       FOR THE SIX       FOR THE YEAR
                                                      MONTHS ENDED          ENDED          MONTHS ENDED          ENDED
                                                    FEBRUARY 28, 2001   AUGUST 31, 2000  FEBRUARY 28, 2001  AUGUST 31, 2000
                                                   ------------------  ----------------  -----------------  ----------------
                                                       (UNAUDITED)                          (UNAUDITED)
FROM OPERATIONS:
   Net investment income .........................      $    17,406       $    25,877       $   128,813       $   251,591
   Net realized and unrealized gain/(loss) from
     investments .................................       (2,463,073)        1,946,458          (197,952)          515,058
                                                        -----------       -----------       -----------       -----------
   Net increase/(decrease) in net assets
     resulting from operations ...................       (2,445,667)        1,972,335           (69,139)          766,649
                                                        -----------       -----------       -----------       -----------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income:
     Institutional Class shares ..................          (34,572)         (124,682)         (184,484)         (345,792)
     Common Class shares .........................           (8,382)             (623)          (75,842)         (127,325)
   Distributions from net realized capital gains:
     Institutional Class shares ..................         (709,500)       (9,020,862)               --                --
     Common Class shares .........................         (294,273)          (77,776)               --                --
                                                        -----------       -----------       -----------       -----------
   Net decrease in net assets from dividends
     and distributions ...........................       (1,046,727)       (9,223,943)         (260,326)         (473,117)
                                                        -----------       -----------       -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ..................        3,575,997        11,899,918         1,537,978         4,991,679
   Reinvestment of dividends and distributions ...        1,044,843         1,368,909           211,148           432,479
   Net asset value of shares redeemed ............         (943,581)      (28,090,859)       (2,476,066)       (6,814,009)
                                                        -----------       -----------       -----------       -----------
   Net increase/(decrease) in net assets from
     capital share transactions ..................        3,677,259       (14,822,032)         (726,940)       (1,389,851)
                                                        -----------       -----------       -----------       -----------
   Total increase/(decrease) in net assets .......          184,865       (22,073,640)       (1,056,405)       (1,096,319)

NET ASSETS:
   Beginning of period ...........................       13,415,646        35,489,286         6,689,262         7,785,581
                                                        -----------       -----------       -----------       -----------
   End of period .................................      $13,600,511       $13,415,646       $ 5,632,857       $ 6,689,262
                                                        ===========       ===========       ===========       ===========
   Undistributed net investment income ...........      $       374       $    25,921       $    32,797       $   164,310
                                                        ===========       ===========       ===========       ===========

                  See Accompanying Notes to Financial Statements.

                      CREDIT SUISSE WARBURG PINCUS FUNDS
                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 MUNICIPAL BOND FUND
                                                                                       ------------------------------------
                                                                                            FOR THE SIX      FOR THE YEAR
                                                                                           MONTHS ENDED          ENDED
                                                                                         FEBRUARY 28, 2001  AUGUST 31, 2000
                                                                                       -------------------  ---------------
                                                                                            (UNAUDITED)
FROM OPERATIONS:
   Net investment income .........................................................       $    328,450      $   811,105
   Net realized and unrealized gain from investments .............................            460,410          169,992
                                                                                         ------------      -----------
   Net increase in net assets resulting from operations ..........................            788,860          981,097
                                                                                         ------------      -----------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income:
     Institutional Class shares ..................................................           (320,303)        (840,967)
     Common Class shares .........................................................             (8,274)         (12,785)
   Distributions from net realized capital gains:
     Institutional Class shares ..................................................                 --          (27,430)
     Common Class shares .........................................................                 --             (376)
                                                                                         ------------      -----------
   Net decrease in net assets from dividends and distributions ...................           (328,577)        (881,558)
                                                                                         ------------      -----------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ..................................................         11,077,653          449,903
   Reinvestment of dividends and distributions ..................................             307,361          830,332
   Net asset value of shares redeemed ............................................        (11,254,591)      (8,861,870)
                                                                                         ------------      -----------
   Net increase/(decrease) in net assets from capital share transactions .........            130,423       (7,581,635)
                                                                                         ------------      -----------
   Total increase/(decrease) in net assets .......................................            590,706       (7,482,096)

NET ASSETS:
   Beginning of period ...........................................................         15,152,104       22,634,200
                                                                                         ------------      -----------
   End of period .................................................................       $ 15,742,810      $15,152,104
                                                                                         ============      ===========
   Undistributed net investment income ...........................................       $     42,948      $    43,075
                                                                                         ============      ===========

                  See Accompanying Notes to Financial Statements.

                       CREDIT SUISSE WARBURG PINCUS FUNDS
                                 FOCUS FUND
                            FINANCIAL HIGHLIGHTS
          (FOR A INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING
                          THROUGHOUT EACH PERIOD)


                                                       FOR THE SIX         FOR THE YEAR ENDED    FOR THE PERIOD
                                                       MONTHS ENDED             AUGUST 31,       JULY 31, 1998(1)
                                                     FEBRUARY 28, 2001     ------------------    TO AUGUST 31,
                                                        (UNAUDITED)         2000         1999        1998
                                                     -----------------      ----         ----    --------------
PER-SHARE DATA

Net asset value, beginning of period................    $19.25            $20.15     $  13.17        $15.00
                                                        -------          --------     --------      --------
INVESTMENT ACTIVITIES:

  Net investment income.............................      0.03              0.04         0.08          0.01
  Net gain/(loss) on investments
    (both realized and unrealized)..................     (2.93)             4.83         6.92         (1.84)
                                                        -------          --------     --------      --------

    Total from investment activities................     (2.90)             4.87         7.00         (1.83)
                                                        -------          --------     --------      --------
LESS DIVIDENDS AND DISTRIBUTIONS:

  Dividends from net investment income..............     (0.06)            (0.07)       (0.02)            --
  Distributions from net realized gains.............     (1.25)            (5.70)          --             --
                                                        -------          --------     --------      --------

    Total dividends and distributions...............     (1.31)            (5.77)       (0.02)            --
                                                        ------          --------     --------       --------

NET ASSET VALUE, END OF PERIOD......................    $15.04          $  19.25     $  20.15       $ 13.17
                                                        ======          ========     ========       ========

Total return........................................    (15.85)%(2)        33.88%       53.21%       (12.20)%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)............    $9,243           $10,658      $35,394       $22,659
  Ratio of expenses to average net assets...........      1.00%(3)          1.00%(4)     0.99%         1.00%(3)
  Ratio of net investment income
    to average net assets...........................      0.33%(3)          0.19%        0.47%         0.92%(3)
  Decrease reflected in above operating
    expense ratios due to waivers/reimbursements....      1.02%(3)          1.25%        0.43%         0.30%(3)
Portfolio turnover rate.............................        55%              235%         209%           52%
-------------------------------------------------------------------------------------------------------------------


(1) Inception date.

(2)  Not annualized.

(3)  Annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

            See Accompanying Notes to Financial Statements.
                                18

                 CREDIT SUISSE WARBURG PINCUS FUNDS
                   LONG-SHORT MARKET NEUTRAL FUND
                       FINANCIAL HIGHLIGHTS
 (FOR A INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING THROUGHOUT
                         EACH PERIOD)



                                                           FOR THE SIX         FOR THE YEAR ENDED     FOR THE PERIOD
                                                           MONTHS ENDED             AUGUST 31,       JULY 31, 1998(1)
                                                          FEBRUARY 28, 2001    --------------------   TO AUGUST 31,
                                                            (UNAUDITED)         2000         1999         1998
                                                         -------------------   -------     --------  --------------
PER-SHARE DATA
Net asset value, beginning of period................       $14.78              $14.21       $15.27      $15.00
                                                            -----               -----       ------      ------
INVESTMENT ACTIVITIES:
  Net investment income.............................         0.30(2)             0.70         0.39(2)     0.05
  Net gain/(loss) on investments and securities
    sold short (both realized and unrealized).......        (0.47)               0.99        (1.25)       0.22
                                                            ------              -----        ------     ------
    Total from investment activities................        (0.17)               1.69        (0.86)       0.27
                                                            ------              ------       ------     ------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income..............        (0.60)              (1.12)       (0.07)         --
  Distributions from net realized gains.............           --                   --       (0.13)         --
                                                            ------               ------       ------     ------
    Total dividends and distributions...............        (0.60)              (1.12)       (0.20)         --
                                                            ------              ------       ------     ------
Net asset value, end of period......................       $14.01              $14.78       $14.21      $15.27
                                                           =======              ======      ======      ======
Total return........................................        (1.19)%(3)          12.29%      (5.68)%       1.80%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)............       $3,685              $4,588       $5,901      $6,302
  Ratio of expenses to average net assets
    (including dividend expense)....................         3.55%(4)            3.44%(5)    3.33%        4.32%(4)
  Ratio of expenses to average net assets
    (excluding dividend expense)....................         2.00%(4)            2.00%       2.00%        2.00%(4)
  Ratio of net investment income
    to average net assets...........................         4.12%(4)            3.69%       2.65%        1.96%(4)
  Decrease reflected in above operating
    expense ratios due to waivers/reimbursements....         1.91%(4)            2.15%       0.56%        3.12%(4)
Portfolio turnover rate.............................          135%                313%        705%         130%
-----------------------------------------------------------------------------------------------------------------------


(1)  Inception date.

(2) Per share information is calculated using the average share outstanding method.

(3)  Not annualized.

(4)  Annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.



              See Accompanying Notes to Financial Statements.
                                   19

                   CREDIT SUISSE WARBURG PINCUS FUNDS
                         MUNICIPAL BOND FUND
                         FINANCIAL HIGHLIGHTS
     (FOR A INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING
                       THROUGHOUT EACH PERIOD)

                                                      FOR THE SIX
                                                      MONTHS ENDED                 FOR THE YEAR ENDED AUGUST 31
                                                    FEBRUARY 28, 2001   --------------------------------------------------
                                                       (UNAUDITED)        2000       1999       1998      1997    1996
                                                    -----------------   --------   --------   --------  --------  --------
PER-SHARE DATA
Net asset value, beginning of period................      $  14.47      $ 14.30     $15.12    $ 14.84  $  14.65    $ 15.46
                                                          --------       --------   --------   --------  --------   --------
INVESTMENT ACTIVITIES:
  Net investment income.............................          0.32         0.69       0.67       0.70      0.72       0.73
  Net gain/(loss) on investments
    (both realized and unrealized)..................          0.46         0.21      (0.60)      0.40      0.65      (0.37)
                                                          --------       --------   --------   --------  --------   --------
    Total from investment activities................          0.78         0.90       0.07       1.10      1.37       0.36
                                                          --------       --------   --------   --------  --------   --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment
    income..........................................         (0.32)       (0.71)     (0.68)     (0.71)    (0.72)     (0.74)
  Distributions from net realized
    gains...........................................            --        (0.02)     (0.21)     (0.11)    (0.46)     (0.43)
                                                           --------       --------  --------   --------  --------   --------
    Total dividends and distributions...............         (0.32)       (0.73)     (0.89)     (0.82)    (1.18)     (1.17)
                                                           --------      --------  --------   --------  --------   --------
Net asset value, end of period......................       $ 14.93      $ 14.47     $14.30   $  15.12   $ 14.84   $  14.65
                                                           ========      ========  ========   ========  ========   ========
Total return........................................          5.42%(1)     6.62%      0.36%      7.62%     9.74%      2.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
    (000s omitted)..................................       $15,265      $14,628    $22,423    $22,229   $19,810    $19,581
  Ratio of expenses to average net assets                     1.00%(2)     1.00%(3)    .99%      1.00%     1.00%      1.00%
  Ratio of net investment income
    to average net assets...........................          4.24%(2)     4.79%      4.49%      4.72%     4.88%      4.62%
  Decrease reflected in above operating
    expense ratios due to
    waivers/reimbursements..........................          0.65%(2)     0.78%      0.44%      0.39%     0.37%      0.42%
Portfolio turnover rate.............................            31%           5%        26%        57%       43%        34%
-----------------------------------------------------------------------------------------------------------------------------------


(1)  Not annualized.

(2)  Annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.




             See Accompanying Notes to Financial Statements.
                                     20

                       CREDIT SUISSE WARBURG PINCUS FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Warburg Pincus Funds covered in this report are comprised of Credit Suisse Warburg Pincus Focus Fund, Inc. ("Focus"), Credit Suisse Warburg Pincus Long-Short Market Neutral Fund, Inc. ("Long-Short Neutral"), and Credit Suisse Warburg Pincus Municipal Bond Fund, Inc. ("Municipal") (each, a "Fund" and collectively, the "Funds"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, open-end management investment companies. Each Fund is authorized to offer three classes of shares: Common, Advisor and Institutional, although only Common shares and Institutional shares of each Fund are currently offered. Common shares for each Fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate not to exceed .25% of the average daily net asset value of the Fund's outstanding Common shares. In addition, the Common shares bear a co-administration fee.

     Certain of the Funds are permitted to engage in the investment strategies described in the Notes to Financial Statements. The Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available at any time in the future. Please refer to each Fund's prospectus(es) and statement of additional information for a description of its investment strategies.

              A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. Each Fund's securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, the securities are valued at the mean between the last reported bid and asked prices. All other securities and assets are valued as determined in good faith by each Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Expenses not directly attributable to a specific Fund or class are allocated based on relative net assets of each Fund and class, respectively.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund calculates its dividends from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expense. Focus and Long-Short Neutral will each distribute substantially all of its net realized capital gains and all net investment income, if any, to its shareholders at least annually. The Municipal Fund will distribute substantially all of its net realized capital gains, if any, at least annually and all net investment income monthly.

              The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles (GAAP) and tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses, paydowns on mortgage-backed securities, passive foreign investment companies, and forward foreign currency contracts. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on U.S. tax-basis treatment. Temporary differences do not require reclassification.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       CREDIT SUISSE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditional upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by each Fund's custodian or an authorized securities depository. Long-Short Neutral Fund had an open repurchase agreement at February 28, 2001.

              G) FUTURES TRANSACTIONS -- A Fund invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or securities prices, or for other purposes. Certain Funds may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, each Fund is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variations margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. At February 28, 2001, none of the funds had any open futures contracts.

              H) SECURITIES LENDING -- Loans of the securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by a Fund in connection with securities lending activity is invested in the Boston Global Investment Trust. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. None of the Funds had any securities on loan to brokers at February 28, 2001.

              I) SHORT SALES -- When a Fund's investment advisor believes that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of the short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. A Fund will realize a gain if there is a decline in price of the security between those dates, which decline exceeds the cost of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it has sold a security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Until a Fund replaces a borrowed security, it will maintain at all times cash or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them. Long-Short Neutral will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of the value of its net assets.

              J) OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

              Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a

                        CREDIT SUISSE WARBURG PINCUS FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

              The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

              Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

              In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment advisor for each of the three Funds described herein.

     For its advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Fund's average daily net assets (except Long-Short Neutral):

     FUND                                           ANNUAL RATE
     ---------------                      ---------------------------------
     Focus                                0.75% of average daily net assets
     Municipal                            0.70% of average daily net assets

     For Long-Short Neutral, CSAM is entitled to receive from the Fund a monthly fee equal to an annual rate of 1.50% of the Fund's average daily net assets. In addition, CSAM is entitled to a monthly performance adjustment fee, which may increase or decrease the total advisory fee by up to .50% per year. The performance adjustment fee decreased the total advisory fee by $8,616 or .27% annualized of average daily net assets due to lower performance in comparison to the Salomon Smith Barney U.S. 1-Month Treasury Bill Index plus 5 percentage points for the six months ended February 28, 2001.

                      CREDIT SUISSE WARBURG PINCUS FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     CSAM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any of the Funds. For the six months ended February 28, 2001, advisory fees and waivers for each of the three investment Funds were as follows:

                                               GROSS                                     NET
     FUND                                  ADVISORY FEE           WAIVER            ADVISORY FEE
     ---------------                       ------------           ------            ------------
     Focus                                    $52,563             $(52,563)           $   --
     Long-Short Neutral                        39,233              (39,233)               --
     Municipal                                 54,282              (49,315)            4,967

     CSAM reimbursed expenses of Focus, Long-Short Neutral, and Municipal in the amount of $12,172, $19,064 and $780, respectively, for the six months ended February 28, 2001.

     Boston Financial Data Services, Inc. (BFDS) serves as each Fund's transfer and dividend disbursement agent.

     The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances were used to offset a portion of their transfer agent expense. For the six months ended February 28, 2001, none of the Funds received credits or reimbursements under this agreement.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as co-administrator to each Fund. PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, also serves as each Fund's co-administrator. For administration services, each Fund pays CSAMSI a fee calculated at an annual rate .05% of the Fund's first $125 million in average daily nets assets of the Common shares and .10% of average daily net assets of the Common shares over $125 million. No compensation is payable by the Funds to CSAMSI for co-administration services for the Institutional shares.

     CSAMSI may, at its discretion, voluntarily waive all or any portion of its administration fee for any of the Funds. For the six months ended February 28, 2001, co-administration fees earned and waived by CSAMSI on the Common shares were as follows:

                                                    GROSS                                 NET
     FUND                                  CO-ADMINISTRATION FEE     WAIVER      CO-ADMINISTRATION FEE
     ---------------                       ---------------------     ------      ---------------------
     Focus                                          $981             $(785)               $196
     Long-Short Neutral                              532              (426)                106
     Municipal                                       105               (84)                 21

     For Co-administration services, PFPC received a fee, for the period September 1, 2000 to February 4, 2001, calculated on each Fund's average daily net assets subject to a minimum annual fee and exclusive of out-of-pocket expenses, as follows:

     FUND                                           ANNUAL RATE
     ---------------                      ---------------------------------
     Focus & Long-Short Neutral           .10% for first $500 million
                                          .08% for next $1 billion
                                          .06% for over $1.5 billion

     Municipal                            .07% for first $150 million
                                          .06% for next $150 million
                                          .05% for over $300 million

                      CREDIT SUISSE WARBURG PINCUS FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     As of February 5, 2001 PFPC receives a fee calculated on each Fund's average daily net assets, subject to a minimum annual fee and exclusive of out-of-pocket expenses, as follows:

     FUND                                           ANNUAL RATE
     ---------------                      ---------------------------------
     Focus & Long-Short Neutral           .075% for first $500 million
                                          .065% for next $1 billion
                                          .055% for over $1.5 billion

     Municipal                            .07% for first $150 million
                                          .06% for next $150 million
                                          .05% for over $300 million

     PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for any of the Funds. For the six months ended February 28, 2001, the co-administration fees earned and waived by PFPC were as follows:

                                                   GROSS                                 NET
     FUND                                  CO-ADMINISTRATION FEE     WAIVER      CO-ADMINISTRATION FEE
     ---------------                       ---------------------     ------      ---------------------
     Focus                                          $6,774           $(6,774)           $   --
     Long-Short Neutral                              3,095            (3,095)               --
     Municipal                                       2,616                --             2,616

     In addition to serving as each Fund's co-administrator, CSAMSI serves as distributor of each Fund's shares. No compensation is payable by any of the Funds to CSAMSI for distribution services, but CSAMSI receives compensation from each Fund's Common shares under the co-administration agreement for shareholder servicing and distribution. Under the Shareholder Servicing and Distribution Plan for the Common shares, CSAMSI receives a fee calculated at an annual rate of .25% of the average daily net assets of the Common shares of each Fund. For the six months ended February 28, 2001, shareholder services fees earned by CSAMSI were as follows:

     FUND                                 DISTRIBUTION FEE
     ---------------                      ----------------
     Focus                                     $4,906
     Long-Short Neutral                         2,661
     Municipal                                    526

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the period ended February 28, 2001, Merrill was paid $119 by each of the Funds.

     NOTE 3. PURCHASES AND SALES OF SECURITIES

     For the six months ended February 28, 2001, purchases and sales of investment securities (other than short-term investments) were as follows:

                                                 INVESTMENT SECURITIES             SHORT SECURITIES
                                              ---------------------------          ----------------
     FUND                                      PURCHASES          SALES                  SALES
     ---------------                          -----------      ----------          ----------------
     Focus                                    $10,548,477      $7,720,533             $       --
     Long-Short Neutral                         7,684,936       4,014,262              3,613,108
     Municipal                                  6,522,654       4,682,048                     --

                       CREDIT SUISSE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 4. CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                     FOCUS FUND
                          ----------------------------------------------------------------
                                                    INSTITUTIONAL
                          ----------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                           FEBRUARY 28, 2001 (UNAUDITED)             AUGUST 31, 2000
                          ------------------------------    ------------------------------
                              SHARES           VALUE            SHARES           VALUE
                          -------------    -------------    -------------    -------------
Shares sold                      28,536    $     510,239          492,615    $   8,749,735
Shares issued in
   reinvestment of
   dividends                     43,769          744,072           86,539        1,293,067
Shares repurchased              (11,314)        (188,527)      (1,782,034)     (27,333,275)
                          -------------    -------------    -------------    -------------
Net increase/(decrease)          60,991    $   1,065,784       (1,202,880)   $ (17,290,473)
                          =============    =============    =============    =============

                                                     FOCUS FUND
                          ----------------------------------------------------------------
                                                       COMMON
                          ----------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                          FEBRUARY 28, 2001 (UNAUDITED)             AUGUST 31, 2000
                          ------------------------------    ------------------------------
                              SHARES           VALUE            SHARES           VALUE
                          -------------    -------------    -------------    -------------
Shares sold                     171,625    $   3,065,758          176,045    $   3,150,183
Shares issued in
   reinvestment of
   dividends                     17,797          300,771            4,960           75,842
Shares repurchased              (41,899)        (755,054)         (41,610)        (757,584)
                          -------------    -------------    -------------    -------------
Net increase/(decrease)         147,523    $   2,611,475          139,395    $   2,468,441
                          =============    =============    =============    =============

                                           LONG-SHORT MARKET NEUTRAL FUND
                          ----------------------------------------------------------------
                                                    INSTITUTIONAL
                          ----------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                           FEBRUARY 28, 2001 (UNAUDITED)             AUGUST 31, 2000
                          ------------------------------    ------------------------------
                              SHARES           VALUE            SHARES           VALUE
                          -------------    -------------    -------------    -------------

Shares sold                      44,777    $     641,648          141,588    $   2,105,343
Shares issued in
   reinvestment of
   dividends                      9,662          136,521           21,825          307,514
Shares repurchased             (101,810)      (1,452,952)        (268,139)      (3,928,705)
                          -------------    -------------    -------------    -------------
Net increase/(decrease)         (47,371)   $    (674,783)        (104,726)   $  (1,515,848)
                          =============    =============    =============    =============

                                           LONG-SHORT MARKET NEUTRAL FUND
                          ----------------------------------------------------------------
                                                       COMMON
                          ----------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                          FEBRUARY 28, 2001 (UNAUDITED)             AUGUST 31, 2000
                          ------------------------------    ------------------------------
                              SHARES           VALUE            SHARES           VALUE
                          -------------    -------------    -------------    -------------

Shares sold                      61,008    $     896,330          190,472    $   2,886,336
Shares issued in
   reinvestment of
   dividends                      5,215           74,627            8,769          124,965
Shares repurchased              (69,719)      (1,023,114)        (191,177)      (2,885,304)
                          -------------    -------------    -------------    -------------
Net increase/(decrease)          (3,496)   $     (52,157)           8,064    $     125,997
                          =============    =============    =============    =============

                                                 MUNICIPAL BOND FUND
                          ----------------------------------------------------------------
                                                    INSTITUTIONAL
                          ----------------------------------------------------------------
                             FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                           FEBRUARY 28, 2001 (UNAUDITED)             AUGUST 31, 2000
                          ------------------------------    ------------------------------
                              SHARES           VALUE            SHARES           VALUE
                          -------------    -------------    -------------    -------------

Shares sold                     658,538    $   9,963,427            5,754    $      80,042
Shares issued in
   reinvestment of
   dividends                     20,696          303,342           58,141          817,246
Shares repurchased             (667,799)     (10,079,335)        (621,552)      (8,787,386)
                          -------------    -------------    -------------    -------------
Net increase/(decrease)          11,435    $     187,434         (557,657)   $  (7,890,098)
                          =============    =============    =============    =============

                                                 MUNICIPAL BOND FUND
                          ----------------------------------------------------------------
                                                       COMMON
                          ----------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                          FEBRUARY 28, 2001 (UNAUDITED)             AUGUST 31, 2000
                          ------------------------------    ------------------------------
                              SHARES           VALUE            SHARES           VALUE
                          -------------    -------------    -------------    -------------
Shares sold                      74,228    $   1,114,226           25,803    $     369,861
Shares issued in
   reinvestment of
   dividends                        273            4,019              929           13,086
Shares repurchased              (78,756)      (1,175,256)          (5,265)         (74,484)
                          -------------    -------------    -------------    -------------
Net increase/(decrease)          (4,255)   $     (57,011)          21,467    $     308,463
                          =============    =============    =============    =============

     On February 28, 2001, the number of shareholders that held 5% or more of the outstanding shares are as follows:

                                                                  NUMBER OF      APPROXIMATE PERCENTAGE
                                                                SHAREHOLDERS      OF OUTSTANDING SHARES
                                                                ------------     ----------------------
            Focus Fund Institutional shares                           4                   88.93%
            Focus Fund Common shares                                  3                   47.72
            Long-Short Market Neutral Institutional shares            4                   92.58
            Long-Short Market Neutral Common shares                   2                   95.09
            Municipal Institutional shares                            2                   73.41
            Municipal Common shares                                   3                   93.07

                       CREDIT SUISSE WARBURG PINCUS FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

NOTE 5. LINE OF CREDIT

     The Funds, together with other Funds advised by CSAM, have established a $350 million committed, unsecured line of credit facility ("Credit Facility") with Deutche Bank, AG as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Fund share redemptions. Under the terms of the Credit Facility, the Funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Credit Facility, which is allocated among the participating Funds in such manner as is determined by the governing Boards of the various Funds. In addition the participating Funds will pay interest on borrowings at the Federal Funds rate plus .50%. For the six months ended February 28, 2001, none of the Funds had borrowings under the credit facility.

NOTE 6. SUBSEQUENT EVENT

     On March 23, 2001, a shareholder meeting was held for the Credit Suisse Warburg Pincus Strategic Growth Fund ("Strategic Growth") and the Credit Suisse Warburg Pincus Municipal Trust II Fund ("Muni Trust") (collectively, the "Acquired Funds") to approve the merger into Focus and Municipal (collectively, the "Acquiring Funds"), respectively. All mergers were approved by the shareholders without incidents.

     The closing date of the mergers was April 6, 2001 at which point the Acquiring Funds acquired all of the assets and liabilities of the Acquired Funds.

                      P.O. Box 8500, Boston, MA 02266-8500
                                  800-222-8977

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSBSK-3-0201